Share-based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Compensation
Share-based Compensation

12    Share-based Compensation

The Company adopted 2013 Employee Stock Option Plan (the “2013 Plan”), 2014 Employee Stock Option Plan (the “2014 Plan”, collectively the “Pre-IPO Plans”). In May 2016, the Company adopted the 2016 Share Incentive Plan (“2016 Plan”). The Pre-IPO Plans and 2016 Plan allow the plan administrator to grant stock options, share appreciation rights, dividend equivalent right, restricted share units and restricted shares to employees, directors and consultants of the Company and its affiliates, up to a maximum of 36,229,922 and 4,600,000 Class A ordinary shares, respectively, plus an annual increase of 1.5% of the total outstanding share capital as of December 31 of the immediately preceding calendar year on the first day of each fiscal year, beginning in 2017, or such lesser number of Class A ordinary shares as determined by the board of directors of the Company. If an award under the Pre-IPO Plans terminates, expires or lapses, or is cancelled for any reason, ordinary shares subject to the award become available for the grant of a new award under the 2016 Plan. As of December 31, 2021, after consideration of adjustments for the annual increase and other changes, a total of 24,103,195 Class A ordinary shares are available under the plans.

12    Share-based Compensation (Continued)

Under the 2013 Plan and 2014 Plan, the Company granted options to employees. All options granted have a contractual term of ten years, and most of options vest over a three-year or four-year requisite service period, depending on the terms of each award agreement. And granted options generally follow one of the three vesting schedules (“Schedule A”, “Schedule B”, “Schedule C”) below:

●   Schedule A: one half (½) of which vest upon the second anniversary of the date of vesting commencement date and 25% of the options vest at the third and fourth anniversary respectively;

●   Schedule B: 25% of the options vest at each of the four anniversaries;

●   Schedule C: 33% of the options vest at each of the three anniversaries;

The Company granted restricted share units (“RSUs”) under the 2016 Plan. Most of RSUs vest over a period of two-year or four-year requisite service period. And granted RSUs generally follow one of the four vesting schedules (“Schedule D”, “Schedule E”, “Schedule F”, “Schedule G”) below:

●   Schedule D: one half (½) of which vest upon the second anniversary of the date of vesting commencement date and 25% of the options vest at the third and fourth anniversary respectively

●   Schedule E: 6.25% of the RSUs vest at each of the sixteen quarters after vesting commencement date;

●   Schedule F: 25% of the RSUs vest at each of the four anniversaries;

●   Schedule G: 50% of the RSUs vest at each of the two anniversaries;

For the years ended December 31, 2019, 2020 and 2021, total share-based compensation expenses recognized were RMB16,732, RMB26,734 and RMB27,050, respectively. As of December 31, 2021, the unrecognized compensation cost was RMB10,220. These amounts are expected to be recognized over a weighted average period of 1.71 years.

Stock options

The Group uses the Binomial option pricing model to estimate the fair value of stock options. The assumptions used to value the Company’s option grants were as follows:

For the year ended December 31,
	2019	2020	2021
Stock options:
Contractual term (in years)	9.92-10.00	10.00-10.00	10.00-10.00
Expected volatility	48.1%-51.0%	51.0%-58.0%	57.7%-59.4%
Exercise multiple	2.2-2.8	2.2-2.8	2.2-2.8
Expected dividend yield	—	—	—
Risk-free interest rate (per annum)	1.68%-2.69%	0.66%-1.92%	1.45%-1.87%
Expected forfeiture rate (post-vesting)	—	—	—

The Group estimated the risk-free rate based on the yield to maturity of U.S. treasury bonds denominated in USD at the option valuation date. The exercise multiple is estimated as the ratio of fair value of underlying shares over the exercise price as at the time the option is exercised, based on a consideration of empirical studies on the actual exercise behavior of employees. The expected volatility at the date of grant date and each option valuation date was estimated based on the historical stock prices of comparable companies. The Group has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future.

12    Share-based Compensation (Continued)

The following table sets forth the summary of option activities under the Company’s 2013 Plan and 2014 Plan:

			Weighted
		Weighted	Average
		Average	Remaining			Weighted Average
	Options	Exercise	Contractual	Aggregate Intrinsic		Grant Date Fair
	Outstanding	Price	Life	Value		Value
		US$	(In years)	US$	RMB	US$	RMB
December 31, 2019	23,354,505	0.2194	6.14	10,165	70,769	0.4934	3.4351
Granted	2,149,975	0.6756	—	—	—	1.0778	7.0326
Exercised	(5,103,015)	0.2887	—	—	—	0.6098	3.9786
Expired	—	—	—	—	—	—	—
Forfeited or cancelled	(1,051,660)	0.5973	—	—	—	0.5776	3.7688
December 31, 2020	19,349,805	0.2313	5.40	30,495	198,983	0.5231	3.4132
Granted	1,280,000	0.4410	—	—	—	0.6204	3.9536
Exercised	(4,287,360)	0.1846	—	—	—	0.6536	4.1651
Expired	—	—	—	—	—	—	—
Forfeited or cancelled	(5,094,290)	0.4941	—	—	—	0.6746	4.2990
December 31, 2021	11,248,155	0.1540	3.77	(824)	(5,254)	0.4158	2.6498
Vested and expected to vest as of December 31, 2021	11,075,184	0.1511	3.72	(780)	(4,971)	0.4153	2.6463
Exercisable as of December 31, 2021	10,204,435	0.1312	3.34	(515)	(3,284)	0.4057	2.5855

The aggregate intrinsic value is calculated as the difference between the estimated fair value of the underlying stock at each reporting date and the exercise price of the underlying awards.

RSUs

The following table sets forth the summary of the restricted share units’ activities in 2020 and 2021:

	Number of	Weighted Average
	RSUs	Grant Date Fair Value
		US$	RMB
December 31, 2019	8,237,640	0.66	4.59
Granted	3,110,895	1.17	7.63
Vested	(3,673,275)	0.70	4.59
Forfeited	(245,236)	0.55	3.58
December 31, 2020	7,430,024	0.86	5.59
Granted	4,336,815	1.04	6.63
Vested	(4,243,680)	0.95	6.06
Forfeited	(4,643,094)	0.94	5.99
December 31, 2021	2,880,065	0.86	5.47